Changes in Balances of Accumulated Other Comprehensive Income by Component (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2015	$ 1,111
Other comprehensive loss	(1,276)
Amounts reclassified to net income	715
Other comprehensive income (loss) attributable to Verizon	(561)	$ (1,247)	$ 123
Balance at December 31, 2015	550	1,111
Foreign currency translation adjustments
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2015	(346)
Other comprehensive loss	(208)
Other comprehensive income (loss) attributable to Verizon	(208)
Balance at December 31, 2015	(554)	(346)
Unrealized loss on cash flow hedges
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2015	(84)
Other comprehensive loss	(1,063)
Amounts reclassified to net income	869
Other comprehensive income (loss) attributable to Verizon	(194)
Balance at December 31, 2015	(278)	(84)
Unrealized loss on marketable securities
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2015	112
Other comprehensive loss	(5)
Amounts reclassified to net income	(6)
Other comprehensive income (loss) attributable to Verizon	(11)
Balance at December 31, 2015	101	112
Defined benefit pension and postretirement plans
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2015	1,429
Amounts reclassified to net income	(148)
Other comprehensive income (loss) attributable to Verizon	(148)
Balance at December 31, 2015	$ 1,281	$ 1,429